Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Significant related party transactions
Repayment loan to E-House			$ 1,862,593
Amounts due from related parties				$ 9,673,069	$ 6,694,579
Amounts due to related parties				4,406,777	3,477,193
Rollforward of the payable (receivable) balance
Repayment of loan to E-House			(1,862,593)
E-House
Significant related party transactions
Corporate service provided by E-House under service agreements	$ 1,772,642	$ 1,942,495	5,447,864
Total services purchased from/rental cost paid to related parties	1,478,163	1,950,976	6,473,108
Total online advertising services provided to related parties	23,168	0	126,168
Compensation from E-House		3,425,741	0
Repayment loan to E-House		0	1,862,593
Loan from E-House	0	0
Amounts due from related parties				555,652	894,222
Rollforward of the payable (receivable) balance
Balance at beginning of the year	(894,222)	1,376,955	(6,019,121)
Repayment of loan to E-House		0	(1,862,593)
Receivable from E-House Enterprise					466,722
Corporate service provided by E-House under service agreements	1,772,642	1,942,495	5,447,864
Service provided to E-House	(23,168)	0	(126,168)
Compensation from E-House		(3,425,741)	0
Service purchased from/rental cost paid to E-House	1,478,163	1,950,976	6,473,108
Net payment	(2,889,067)	(3,205,629)	(2,536,135)
Balance at end of the year	(555,652)	(894,222)	1,376,955
Amount due to/(from) E-House
Net results for service fee and compensation from E-House				(555,652)	(894,222)
Amounts due from E-House	(555,652)	(894,222)	1,376,955	(555,652)	(894,222)
SINA
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	18,281,406	19,828,784	15,629,868
Amounts due to related parties				3,263,565	2,189,086
Tencent
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	21,441,779	23,488,344	16,349,409
Fee paid to Tencent for advertising resources on behalf of customers as the Group acted as agent	9,247,005	0	0
Amounts due from related parties				6,827,030	5,800,357
E-House Enterprise
Significant related party transactions
Total services purchased from/rental cost paid to related parties	7,427,364	4,269,565	0
Total online advertising services provided to related parties	1,391,448	1,904,027	0
Amounts due from related parties				906,009
Amounts due to related parties					1,279,391
Rollforward of the payable (receivable) balance
Service provided to E-House	(1,391,448)	(1,904,027)	0
Service purchased from/rental cost paid to E-House	7,427,364	4,269,565	0
Jupai
Significant related party transactions
Total services purchased from/rental cost paid to related parties	132,586	236,432	267,001
Rollforward of the payable (receivable) balance
Service purchased from/rental cost paid to E-House	132,586	236,432	267,001
Investing Affiliates
Significant related party transactions
Total online advertising services provided to related parties	1,319,805	0	23,603
Amounts due from related parties				1,384,378
Rollforward of the payable (receivable) balance
Service provided to E-House	(1,319,805)	0	(23,603)
Yunchuang
Significant related party transactions
Total services purchased from/rental cost paid to related parties	1,090,583	17,216	55,018
Business acquisition from Yunchuang		0	6,000,000
Amounts due to related parties				$ 1,143,212	7,450
Rollforward of the payable (receivable) balance
Service purchased from/rental cost paid to E-House	1,090,583	17,216	55,018
Yicang
Significant related party transactions
Total services purchased from/rental cost paid to related parties	17,767	9,438	185,632
Amounts due to related parties					$ 1,266
Rollforward of the payable (receivable) balance
Service purchased from/rental cost paid to E-House	17,767	9,438	185,632
QuanZhuYi
Related Party Balances and Transactions
Equity interest (as a percent)				13.50%
Total amount of transactions with related parties
Significant related party transactions
Total services purchased from/rental cost paid to related parties	60,889,295	51,743,250	44,407,900
Total online advertising services provided to related parties	2,734,421	5,329,768	149,771
Rollforward of the payable (receivable) balance
Service provided to E-House	(2,734,421)	(5,329,768)	(149,771)
Service purchased from/rental cost paid to E-House	$ 60,889,295	$ 51,743,250	$ 44,407,900
Huixiangju
Related Party Balances and Transactions
Equity interest (as a percent)				51.00%
Qianyisheng
Related Party Balances and Transactions
Equity interest (as a percent)				19.00%